SHARE OPTIONS - Details of Share Options Granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Additional disclosures
Share-based compensation expense	$ 2,317	$ 3,196	$ 2,518
2008 Plan | Share options
Options Number
Outstanding (in shares)	965,850	1,374,050
Exercisable (in shares)	567,288
Expected to vest (in shares)	398,562
Weighted-average exercise price per option
Outstanding (in dollars per share)	$ 1.82	$ 1.98
Exercisable (in dollars per share)	1.44
Expected to vest (in dollars per share)	$ 2.36
Weighted-average remaining contractual life (years)
Outstanding	6 years 2 months 5 days
Exercisable	4 years 10 months 17 days
Expected to vest	8 years 11 days
Aggregate intrinsic value
Outstanding (in dollars)	$ 256
Exercisable (in dollars)	256
Additional disclosures
Total intrinsic value of options exercised	$ 26	$ 253	$ 119
Weighted average grant date fair value of options	$ 0.8	$ 1.28	$ 1.42
Share-based compensation expense	$ 102	$ 5	$ 291
Unrecognized compensation cost	$ 562
Weighted-average period of recognition of unrecognized compensation cost	1 year 11 months 23 days